Loans and Allowance for Credit Losses - Summary of Continuity in Loss Allowance by Each Product Type (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Other assets [member]
Disclosure of credit risk exposure [line items]
Provision for credit losses	$ 2	$ 0	$ 3	$ (3)